Share Capital - Excluded from EPS (Details) - equity_instrument	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock options
Disclosure of classes of share capital [line items]
Number of instruments that are antidilutive in period presented	6,893,305	5,314,711
Convertible Debenture
Disclosure of classes of share capital [line items]
Number of instruments that are antidilutive in period presented	3,789,474	0
Warrants
Disclosure of classes of share capital [line items]
Number of instruments that are antidilutive in period presented	43,224,654	46,217,034